Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Third party sales	$ 103,461,809	$ 88,244,403	$ 78,799,618
Related party sales	575,901	816,607	826,453
Total revenues	104,037,710	89,061,010	79,626,071
Cost of revenues	64,232,469	51,900,823	47,415,110
Gross profit	39,805,241	37,160,187	32,210,961
Operating expenses
Selling	6,457,801	6,624,332	5,405,638
General and administrative	4,361,472	4,577,570	4,203,406
Research and development	2,725,014	2,492,059	3,214,326
Total operating expenses	13,544,287	13,693,961	12,823,370
Income from operations	26,260,954	23,466,226	19,387,591
Other (income) expense:
Interest expense	180,744	137,160	97,790
Interest income	(23,855)	(36,583)	(48,842)
Currency exchange (gain) loss	(174,413)	(393,478)	89,472
Other expense (income), net	50,437	25,551	(735)
Total other (income) expenses	32,913	(267,350)	137,685
Income before income tax provision	26,228,041	23,733,576	19,249,906
Income taxes expense	5,278,462	4,688,321	3,818,709
Net income	20,949,579	19,045,255	15,431,197
Foreign currency translation adjustment – gain / (loss)	2,083,243	4,759,973	(579,862)
Comprehensive income	$ 23,032,822	$ 23,805,228	$ 14,851,335
Weighted average number of ordinary shares - basic and diluted (in Shares)	20,000,000	20,000,000	18,575,000
Basic & diluted net income per ordinary share (in Dollars per share)	$ 1.05	$ 0.95	$ 0.83